NOTE 4 - ACQUISITIONS - Smartbiz Consideration (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs		$ 75,000		$ 75,000
Stock Issued During Period, Value, Acquisitions		$ 32,500	$ 325,000	$ 357,500		$ 50,000
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	$ 725,000
Business Combination, Contingent Consideration, Liability	$ 75,000
Stock Issued During Period, Shares, Acquisitions	2,850,330			550,000
Stock Issued During Period, Value, Acquisitions	$ 1,000,000			$ 357,500
Acquisition Costs, Cumulative	$ 1,800,000